Employee Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2010
Employee Stock Option Plan
Summary of Stock Option Activity

	2008		2009		2010
	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)
Outstanding, beginning of year	3,810,844	64,775	3,458,351	62,458	3,229,932	64,314
Granted	—	—	—	—	—	—
Exercised	(29,550)	32,053	(151,853)	43,932	(21,690)	40,479
Forfeited	(322,943)	77,359	(76,566)	75,341	(914,634)	54,331

Outstanding, end of year	3,458,351	62,458	3,229,932	64,314	2,293,608	68,520

Exercisable at year-end	1,876,585	50,012	2,667,395	61,617	2,293,608	68,520

Summary of Stock Grant Information

	2008	2009	2010
(Number of Stock Grants)
Outstanding, beginning of year	—	194,108	312,639
Granted	299,252	268,882	793,449
Vested	(5,386)	(15,914)	(122,994)
Forfeited	(99,758)	(134,437)	(134,002)

Outstanding, end of year	194,108	312,639	849,092

Assumptions Used for Valuation of Stock Options

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	47.62%	42.60%	32.81%
Risk-free interest rate	3.24%	3.63%	3.01%
Expected option life	2.2 years	1.5 years	1.3 years

Assumptions Used for Valuation of Stock Grants

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	59.02%	54.29%	43.27%
Risk-free interest rate	3.31%	3.56%	3.01%
Expected option life	1.7 years	1.1 years	1.7 years

Summary of Information about Stock Options Outstanding

	Options outstanding				Options exercisable
Exercise price (Won)	Number of stock options(1)	Weighted average remaining contractual life(2)	Weighted average exercise price (Won)	Intrinsic value (Mil Won)	Number of stock options	Weighted average exercise price (Won)	Intrinsic value (Mil Won)
42,200	3,351	0.2	42,200	51	3,351	42,200	51
43,800	26,712	0.2	43,800	366	26,712	43,800	366
58,600	10,000	0.2	58,600	—	10,000	58,600	—
35,500	51,303	0.2	35,500	1,129	51,303	35,500	1,129
40,500	5,091	0.7	40,500	87	5,091	40,500	87
46,100	54,250	1.1	46,100	618	54,250	46,100	618
48,500	10,000	1.2	48,500	90	10,000	48,500	90
48,800	10,000	1.2	48,800	87	10,000	48,800	87
46,800	450,928	2.2	46,800	4,825	450,928	46,800	4,825
61,000	10,182	2.2	61,000	—	10,182	61,000	—
60,300	5,077	2.2	60,300	—	5,077	60,300	—
63,800	10,031	2.2	63,800	—	10,031	63,800	—
63,600	10,072	2.2	63,600	—	10,072	63,600	—
51,600	90,000	2.2	51,600	531	90,000	51,600	531
45,700	8,827	2.3	45,700	104	8,827	45,700	104
49,200	29,441	2.6	49,200	244	29,441	49,200	244
53,000	7,212	2.6	53,000	32	7,212	53,000	32
85,100	5,000	3.2	85,100	—	5,000	85,100	—
75,200	444,237	3.2	75,200	—	444,237	75,200	—
81,900	21,459	3.2	81,900	—	21,459	81,900	—
77,900	59,750	3.2	77,900	—	59,750	77,900	—
80,000	27,878	3.2	80,000	—	27,878	80,000	—
77,800	29,770	3.2	77,800	—	29,770	77,800	—
80,300	163,557	3.2	80,300	—	163,557	80,300	—
81,900	25,613	3.3	81,900	—	25,613	81,900	—
76,600	18,987	3.8	76,600	—	18,987	76,600	—
77,100	657,498	4.1	77,100	7,089	657,498	77,100	7,089
84,500	15,246	4.2	84,500	33	15,246	84,500	33
71,538	22,146	0.2	71,538	—	22,146	71,538	—
129,100	9,990	0.2	129,100	—	9,990	129,100	—

	2,293,608				2,293,608

(1)	Number of stock options vested and expected to vest were 2,293,608.
(2)	Contractual life indicates the sum of service (vesting) period and exercise period.

Summary of Information about Stock Grants Outstanding

Grant Date	Number of stock grants(1)	Weighted average Remaining contractual life(2)	Intrinsic Value (Mil Won)
2008-03-28	4,787	1.61	275
2008-09-29	1,521	0.00	87
2008-10-18	7,365	1.90	423
2009-07-30	10,499	0.51	604
2009-08-27	2,328	1.00	134
2009-09-28	67,990	0.98	3,909
2009-11-18	4,976	1.89	286
2010-01-01	989	2.00	57
2010-01-01	74,567	2.00	4,288
2010-01-01	28,751	2.00	1,653
2010-01-01	14,674	2.00	844
2010-05-10	23,376	2.14	1,344
2010-05-31	186,080	2.41	10,700
2010-07-01	2,432	2.12	140
2010-07-21	2,638	2.01	152
2010-07-29	150	2.00	9
2010-07-29	985	2.03	57
2010-08-01	10,395	2.19	598
2010-08-03	1,348	2.09	78
2010-08-04	1,625	2.03	93
2010-08-12	165	3.00	9
2010-08-12	40,007	3.00	2,300
2010-08-18	1,994	2.01	115
2010-08-23	170	2.01	10
2010-08-24	2,321	2.02	133
2010-09-11	662	2.00	38
2010-09-16	76,071	5.00	4,374
2010-09-17	88,971	5.00	5,116
2010-09-20	445	2.00	26
2010-09-29	9,839	3.01	566
2010-10-06	4,767	2.00	274
2010-11-26	90,708	3.74	5,216
2010-12-08	85,058	2.83	4,891
2010-12-15	438	2.65	25

	849,092

(1)	Number of stock grants vested and expected to vest were 502,145
(2)	Contractual life indicates the sum of service (vesting) period.